Condensed Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Intangible assets
Goodwill	$ 1.8	$ 1.8	$ 1.8
Other intangible assets	2.2	1.8	1.1
Total intangible assets	4.0	3.6	3.6
Tangible fixed assets
Land and buildings	4.1	5.5	5.3
Vessels and capitalized dry-docking	2,528.7	2,070.2	2,149.4
Prepayments on vessels	0.0	86.0	4.4
Other non-current assets under construction	3.9	4.2	0.0
Other plant and operating equipment	3.5	4.4	4.8
Total tangible fixed assets	2,540.2	2,170.3	2,163.9
Financial assets
Investments in joint ventures	0.1	0.1	0.0
Loan receivables	4.5	4.5	4.6
Deferred tax asset	0.3	0.4	0.3
Other investments	0.5	0.0	0.0
Total financial assets	5.4	5.0	4.9
Total non-current assets	2,549.6	2,178.9	2,172.4
Inventories	69.4	61.7	66.9
Trade receivables	244.1	211.0	226.3
Other receivables	45.4	60.5	102.8
Prepayments	12.2	15.2	12.4
Cash and cash equivalents incl. restricted cash	532.4	295.6	269.0
Current assets excl. assets held-for-sale	903.5	644.0	677.4
Assets held-for-sale	12.4	47.2	10.8
Total current assets	915.9	691.2	688.2
TOTAL ASSETS	3,465.5	2,870.1	2,860.6
Equity
Common shares	1.0	0.9	0.8
Share premium	167.1	260.0	222.1
Treasury shares	(4.2)	(4.2)	(4.2)
Hedging reserves	24.8	25.6	36.9
Translation reserves	(0.6)	(0.4)	(0.6)
Other reserves	320.0	0.0	0.0
Retained profit	1,534.6	1,382.2	1,309.4
Equity attributable to TORM plc shareholders	2,042.7	1,664.1	1,564.4
Non-controlling interests	1.0	2.0	1.9
Total equity	2,043.7	1,666.1	1,566.3
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	2.4	3.6	4.6
Borrowings	1,083.0	886.9	856.2
Other non-current liabilities	3.5	3.0	2.9
Total non-current liabilities	1,134.1	938.7	908.9
Borrowings	175.0	172.7	297.5
Trade payables	47.4	43.0	38.5
Current tax liabilities	1.5	0.6	1.3
Other liabilities	57.1	45.2	40.5
Provisions	0.6	0.6	6.8
Deferred income	6.1	3.2	0.8
Total current liabilities	287.7	265.3	385.4
Total liabilities	1,421.8	1,204.0	1,294.3
TOTAL EQUITY AND LIABILITIES	$ 3,465.5	$ 2,870.1	$ 2,860.6